Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (110.80%)
Communication Services (9.95%)
	Alternative Carriers (0.83%)
1,560,000	Iridium Communications, Inc. [1]	$36,290,320	$39,904,800

	Interactive Home Entertainment (1.32%)
780,000	Activision Blizzard, Inc.	45,293,525	63,141,000

	Interactive Media & Services (5.83%)
2,750,000	Zillow Group, Inc., Cl A [1]	107,616,334	279,235,000

	Movies & Entertainment (1.97%)
5,000,000	Manchester United plc, Cl A [2]	85,441,638	72,700,000
90,000	Spotify Technology SA [1,2]	17,973,997	21,831,300

		103,415,635	94,531,300

Total Communication Services		292,615,814	476,812,100

Consumer Discretionary (54.10%)
	Automobile Manufacturers (45.20%)
5,050,000	Tesla, Inc. [1]	220,822,373	2,166,500,500
	Casinos & Gaming (0.21%)
600,000	Red Rock Resorts, Inc., Cl A	14,242,756	10,260,000
	Hotels, Resorts & Cruise Lines (4.56%)
2,900,000	Hyatt Hotels Corp., Cl A	84,480,627	154,773,000
700,000	Marriott Vacations Worldwide Corp.	81,762,309	63,567,000

		166,242,936	218,340,000
	Leisure Facilities (4.13%)
925,000	Vail Resorts, Inc.	27,786,372	197,922,250

Total Consumer Discretionary		429,094,437	2,593,022,750

Financials (13.62%)
	Asset Management & Custody Banks (0.82%)
1,200,000	Brookfield Asset Management, Inc., Cl A [2]	43,003,361	39,672,000

	Financial Exchanges & Data (5.82%)
700,000	FactSet Research Systems, Inc.	46,576,636	234,416,000
125,000	MSCI, Inc.	26,834,524	44,597,500

		73,411,160	279,013,500
	Investment Banking & Brokerage (2.95%)
3,900,000	The Charles Schwab Corp.	86,233,677	141,297,000

	Property & Casualty Insurance (4.03%)
6,600,000	Arch Capital Group Ltd. [1,2]	30,325,081	193,050,000

Total Financials		232,973,279	653,032,500

Shares		Cost	Value
Common Stocks (continued)
Health Care (8.65%)
	Health Care Equipment (6.60%)
805,000	IDEXX Laboratories, Inc. [1]	$35,263,831	$316,453,550

	Health Care Technology (2.05%)
1,795,817	American Well Corp., Cl A [1]	41,657,607	53,228,016
804,969	GoodRx Holdings, Inc., Cl A [1]	37,785,127	44,756,276

		79,442,734	97,984,292

Total Health Care		114,706,565	414,437,842

Industrials (13.83%)
	Aerospace & Defense (0.55%)
125,625	HEICO Corp.	9,632,520	13,147,912
116,875	HEICO Corp., Cl A	7,586,429	10,362,138
150,000	Virgin Galactic Holdings, Inc. [1]	1,560,000	2,884,500

		18,778,949	26,394,550
	Research & Consulting Services (13.28%)
750,000	CoStar Group, Inc. [1]	99,556,853	636,382,500

Total Industrials		118,335,802	662,777,050

Information Technology (8.75%)
	Application Software (2.01%)
925,000	Guidewire Software, Inc. [1]	74,997,711	96,449,750
	Data Processing & Outsourced Services (2.28%)
59,246	Adyen N.V., 144A (Netherlands)[1,2,5]	53,544,382	109,278,237

	Internet Services & Infrastructure (1.20%)
700,000	GDS Holdings Limited, ADR [1,2]	37,434,005	57,281,000

	Internet Software & Services (1.44%)
67,500	Shopify, Inc., Cl A [1,2]	48,766,450	69,050,475

	IT Consulting & Other Services (1.82%)
700,000	Gartner, Inc. [1]	83,980,674	87,465,000

Total Information Technology		298,723,222	419,524,462

Real Estate (1.90%)
	Office REITs (0.52%)
985,000	Douglas Emmett, Inc.	27,057,206	24,723,500

	Specialized REITs (1.38%)
1,794,474	Gaming and Leisure Properties, Inc.	56,588,928	66,269,925

Total Real Estate		83,646,134	90,993,425

Total Common Stocks		1,570,095,253	5,310,600,129

See Notes to Schedules of Investments.

1

Baron Partners Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Private Common Stocks (1.27%)
Industrials (1.27%)
	Aerospace & Defense (1.27%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,6]	$29,920,185	$53,530,536
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,6]	4,079,835	7,299,278

Total Private Common Stocks		34,000,020	60,829,814

Private Preferred Stocks (2.79%)
Industrials (2.79%)
	Aerospace & Defense (2.79%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,6]	41,999,985	75,142,640
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,6]	22,250,032	31,799,115
111,111	Space Exploration Technologies Corp., Cl N [1,3,4,6]	29,999,970	26,836,640

Total Private Preferred Stocks		94,249,987	133,778,395

Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	196,299

Principal Amount		Cost	Value
Short Term Investments (0.01%)
$298,898	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $298,898; (Fully collateralized by $304,900 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $304,968)[5]	$298,898	$298,898

Total Investments (114.87%)		$1,698,644,158	5,505,703,535

Liabilities Less Cash and Other Assets (-14.87%)			(712,833,110)

Net Assets			$4,792,870,425

Retail Shares (Equivalent to $119.14 per share based on 19,252,366 shares outstanding)			$2,293,796,073

Institutional Shares (Equivalent to $122.47 per share based on 17,746,537 shares outstanding)			$2,173,389,083

R6 Shares (Equivalent to $122.47 per share based on 2,659,399 shares outstanding)			$325,685,269

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2020, the market value of restricted and fair valued securities amounted to $194,804,508 or 4.06% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $109,278,237 or 2.28% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

2

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.03%)
Communication Services (3.83%)
	Alternative Carriers (2.15%)
401,472	Iridium Communications, Inc.[1]	$2,949,375	$10,269,654

	Movies & Entertainment (1.68%)
550,000	Manchester United plc, Cl A2	8,719,507	7,997,000

Total Communication Services		11,668,882	18,266,654

Consumer Discretionary (58.35%)

	Automobile Manufacturers (35.91%)
400,000	Tesla, Inc.[1]	17,792,645	171,604,000

	Casinos & Gaming (9.85%)
600,000	Penn National Gaming, Inc.[1]	11,565,191	43,620,000
201,100	Red Rock Resorts, Inc., Cl A	1,154,579	3,438,810

		12,719,770	47,058,810

	Hotels, Resorts & Cruise Lines (6.59%)
155,000	Choice Hotels International, Inc.	5,375,923	13,323,800
340,000	Hyatt Hotels Corp., Cl A	12,201,302	18,145,800

		17,577,225	31,469,600

	Leisure Facilities (6.00%)
134,000	Vail Resorts, Inc.	8,130,896	28,671,980

Total Consumer Discretionary		56,220,536	278,804,390

Financials (7.09%)

	Financial Exchanges & Data (5.25%)
75,000	FactSet Research Systems, Inc.	5,828,282	25,116,000

	Property & Casualty Insurance (1.84%)
300,000	Arch Capital Group Ltd.[1,2]	1,800,056	8,775,000

Total Financials		7,628,338	33,891,000

Health Care (3.35%)

	Health Care Technology (3.35%)
268,083	American Well Corp., Cl A1	6,588,314	7,945,980
145,000	GoodRx Holdings, Inc., Cl A1	7,040,262	8,062,000

Total Health Care		13,628,576	16,007,980

Industrials (11.01%)

	Research & Consulting Services (11.01%)
62,000	CoStar Group, Inc.[1]	11,035,717	52,607,620

Shares		Cost	Value
Common Stocks (continued)
Information Technology (6.20%)

	Application Software (2.22%)
101,870	Guidewire Software, Inc.[1]	$4,816,691	$10,621,985

	Data Processing & Outsourced Services (2.26%)
5,854	Adyen N.V. (Netherlands), 144A1,2,5	5,352,874	10,797,603

	Internet Services & Infrastructure (1.72%)
100,400	GDS Holdings Limited, ADR[1,2]	6,001,342	8,215,732

Total Information Technology		16,170,907	29,635,320

Real Estate (2.20%)
	Residential REITs (1.34%)
225,000	American Homes 4 Rent, Cl A	4,700,804	6,408,000

	Specialized REITs (0.86%)
115,000	Americold Realty Trust[4]	3,907,872	4,111,250

Total Real Estate		8,608,676	10,519,250

Total Common Stocks		124,961,632	439,732,214

Private Common Stocks (1.20%)
Industrials (1.20%)

	Aerospace & Defense (1.20%)
20,859	Space Exploration Technologies Corp., Cl A1,3,4,6	2,815,965	5,038,074
2,844	Space Exploration Technologies Corp., Cl C1,3,4,6	383,940	686,912

Total Private Common Stocks		3,199,905	5,724,986

Private Preferred Stocks (2.04%)
Industrials (2.04%)
	Aerospace & Defense (2.04%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,6	4,000,050	7,156,534
1,479	Space Exploration Technologies Corp., Cl I1,3,4,6	249,951	357,223
9,259	Space Exploration Technologies Corp., Cl N1,3,4,6	2,499,930	2,236,326

Total Private Preferred Stocks		6,749,931	9,750,083

See Notes to Schedules of Investments.

1

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (4.64%)

$22,173,349	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $22,173,349; (Fully collateralized by $22,611,900 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $22,616,912)[5]	$22,173,349	$22,173,349

Total Investments (99.91%)		$157,084,817	477,380,632

Cash and Other Assets Less Liabilities (0.09%)			448,869

Net Assets			$477,829,501

Retail Shares (Equivalent to $33.64 per share based on 2,956,485 shares outstanding)			$99,446,840

Institutional Shares (Equivalent to $34.52 per share based on 5,012,074 shares outstanding)			$173,038,902

R6 Shares (Equivalent to $34.54 per share based on 5,944,474 shares outstanding)			$205,343,759

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2020, the market value of restricted and fair valued securities amounted to $15,475,069 or 3.24% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $10,797,603 or 2.26% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

2

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (85.51%)

Australia (1.83%)
899,203	NEXTDC Limited[1,2]	$4,683,212	$7,979,625

Brazil (3.45%)
182,008	Afya Ltd., Cl A1	3,493,839	4,957,898
66,662	Arco Platform Limited, Cl A1	1,851,117	2,722,476
186,974	Notre Dame Intermedica Participacoes S.A.	2,031,338	2,166,087
67,634	PagSeguro Digital Ltd., Cl A1	1,522,305	2,550,478
63,892	XP, Inc., Cl A1	2,121,135	2,663,658

Total Brazil		11,019,734	15,060,597

Canada (2.76%)
45,903	Brookfield Asset Management, Inc., Cl A	1,460,360	1,517,553
309,099	CAE, Inc.	4,276,838	4,521,985
5,408	Constellation Software, Inc.	1,365,786	6,009,417

Total Canada		7,102,984	12,048,955

China (12.52%)
19,707	Agora, Inc., ADR[1]	804,238	847,007
26,025	Alibaba Group Holding Limited, ADR[1]	4,005,320	7,650,829
724,781	China Conch Venture Holdings Ltd.[2]	3,076,569	3,371,747
82,163	China Tourism Group Duty Free Corporation Limited, Cl A2	993,716	2,699,163
378,449	Galaxy Entertainment Group Ltd.[2]	2,804,105	2,558,579
41,202	GDS Holdings Limited, ADR[1]	2,172,878	3,371,560
220,610	Glodon Co. Ltd., Cl A2	1,067,275	2,372,460
367,934	Han’s Laser Technology Co., Ltd., Cl A2	2,004,944	1,787,782
503,310	Hangzhou Hikvision Digital Technology Co., Ltd., Cl A2	2,502,693	2,832,974
492,827	Hua Hong Semiconductor Limited, 144A1,2	1,002,384	1,898,842
1,453,374	Kingdee International Software Group Co. Ltd.[2]	1,124,019	3,790,840
564,113	Kingsoft Corp. Ltd.[2]	2,071,781	2,842,031
263,756	Midea Group Co., Ltd., Cl A2	1,893,533	2,826,890
54,272	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A2	1,445,599	2,780,023

64,737	Tencent Holdings Limited[2]	1,824,777	4,372,555
16,674	Tencent Holdings Limited, ADR	770,190	1,127,996
90,868	Zai Lab Limited, ADR[1]	2,179,053	7,557,492

Total China		31,743,074	54,688,770

France (5.12%)
159,578	BNP Paribas S.A.[1,2]	7,496,490	5,772,658
8,394	Eurofins Scientific SE1,2	1,718,723	6,649,445
12,651	LVMH Moët Hennessy Louis Vuitton SE2	3,910,434	5,919,408
144,535	Vivendi SA2	3,648,749	4,036,698

Total France		16,774,396	22,378,209

Shares		Cost	Value
Common Stocks (continued)
Germany (2.51%)
36,275	Symrise AG2	$2,242,742	$5,010,392
120,502	TeamViewer AG, 144A1,2	4,169,082	5,943,138

Total Germany		6,411,824	10,953,530

Hong Kong (1.54%)
57,315	Hong Kong Exchanges & Clearing Ltd.[2]	2,464,860	2,698,016
305,000	Techtronic Industries Co. Ltd.[2]	2,043,437	4,055,187

Total Hong Kong		4,508,297	6,753,203

India (5.39%)
62,020	Bajaj Finance Limited[2]	2,617,184	2,778,617
1,038,814	Edelweiss Financial Services Ltd.[1,2]	792,906	835,164
158,591	Godrej Properties Ltd.[1,2]	1,930,580	1,857,199
140,769	HDFC Bank Ltd.[1,2]	2,078,049	2,066,462
1,733,370	JM Financial Limited[2]	2,080,493	1,824,044
98,114	Kotak Mahindra Bank Ltd.[1,2]	1,698,510	1,694,028
515,078	Max Financial Services Limited[1,2]	3,622,250	4,286,408
465,256	Nippon Life India Asset Management Ltd., 144A2	1,579,774	1,663,539
207,758	Reliance Industries Limited[2]	4,295,742	6,300,863
12,627	Reliance Industries Limited PP2	52,525	231,654

Total India		20,748,013	23,537,978

Israel (2.08%)
234,710	Tower Semiconductor Ltd.[1]	5,123,093	4,276,416

18,978	Wix.com Ltd.[1]	850,479	4,836,544

Total Israel		5,973,572	9,112,960

Japan (12.98%)
58,659	Advantest Corporation[2]	3,207,305	2,853,208
31,300	FANUC Corp.[2]	5,242,419	6,006,952
14,873	Keyence Corporation[2]	4,105,032	6,952,816
118,800	MonotaRO Co, Ltd.[2]	2,103,114	5,900,909
167,730	Nexon Co, Ltd.[2]	2,622,940	4,183,818
92,456	Okamoto Industries, Inc.[2]	4,312,021	3,613,482
130,900	Recruit Holdings Co, Ltd.[2]	2,835,666	5,198,739
149,000	SMS Co. Ltd.[2]	3,960,941	4,326,452
58,001	Sony Corporation, ADR	2,862,065	4,451,577
63,400	Square Enix Holdings Co, Ltd.[2]	2,129,867	4,195,893
171,100	Takeda Pharmaceutical Company Limited[2]	7,361,654	6,115,615
11,151	Tokyo Electron Limited[2]	2,558,616	2,913,249

Total Japan		43,301,640	56,712,710

Korea, Republic of (0.68%)
41,897	Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,2]	3,616,918	2,954,847

Mexico (1.27%)
253,535	GRUMA, S.A.B. de C.V., Cl B	2,235,819	2,805,781
1,074,518	Grupo México S.A.B. de C.V., Series B	2,901,018	2,734,951

Total Mexico		5,136,837	5,540,732

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Netherlands (3.45%)
40,581	argenx SE, ADR[1]	$1,202,467	$10,653,324
26,877	Koninklijke DSM NV2	3,066,426	4,424,800

Total Netherlands		4,268,893	15,078,124

Norway (0.43%)
307,451	Golar LNG Ltd.[1]	5,210,566	1,861,616

Russia (2.61%)
3,175,367	Detsky Mir PJSC, 144A2	4,760,814	4,793,205
15,435	Novatek PJSC, GDR	1,837,968	2,114,468
167,703	Sberbank of Russia PJSC, ADR[1,2]	1,958,645	1,957,842
95,892	TCS Group Holding PLC, GDR	2,387,822	2,536,343

Total Russia		10,945,249	11,401,858

Spain (1.50%)
66,470	Cellnex Telecom, S.A., 144A2	4,207,240	4,034,902
91,829	Industria de Diseno Textil, S.A.[2]	2,687,255	2,540,393

Total Spain		6,894,495	6,575,295

Sweden (3.21%)
19,563	Spotify Technology SA1	2,848,869	4,745,397
851,341	Telefonaktiebolaget LM Ericsson, ADR	7,863,210	9,271,103

Total Sweden		10,712,079	14,016,500

Switzerland (3.37%)
267,364	Clariant AG2	5,576,364	5,274,315
478,905	Credit Suisse Group AG2	4,864,780	4,780,763
39,310	Nestle S.A.[2]	3,737,927	4,678,361

Total Switzerland		14,179,071	14,733,439

United Arab Emirates (0.28%)
345,870	Network International Holdings plc, 144A1,2	2,129,181	1,216,465

United Kingdom (15.26%)
135,806	AstraZeneca PLC, ADR	4,955,499	7,442,169
1,144,130	B&M European Value Retail S.A.[2]	5,457,279	7,294,049
97,555	Dechra Pharmaceuticals PLC[2]	3,276,567	4,056,318
107,051	Endava plc, ADR[1]	2,672,419	6,760,271
143,508	Experian plc[2]	2,824,779	5,392,221
359,508	Future PLC[2]	5,567,356	9,001,355
336,005	J D Wetherspoon PLC[2]	4,082,149	3,617,331
25,423	Linde Public Limited Company[2]	3,900,655	6,010,778
720,227	Rentokil Initial plc[1,2]	3,254,548	4,978,101
1,550,886	S4 Capital PLC[1]	3,994,001	7,864,655
395,956	Trainline Plc, 144A1,2	1,710,813	1,846,725
408,999	WANdisco plc[1,2]	3,616,472	2,407,702

Total United Kingdom		45,312,537	66,671,675

United States (3.27%)
51,009	Agilent Technologies, Inc.	2,362,635	5,148,848
185,486	Arch Capital Group Ltd.[1]	3,874,068	5,425,465
25,350	Fidelity National Information Services, Inc.	2,322,017	3,731,774

Total United States		8,558,720	14,306,087

Total Common Stocks		269,231,292	373,583,175

Principal Amount		Cost	Value
Short Term Investments (11.93%)

$52,113,864	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity – $52,113,864; (Fully collateralized by $53,144,400 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $53,156,181)[2]	$52,113,864	$52,113,864

Total Investments (97.44%)		$321,345,156	425,697,039

Cash and Other Assets Less Liabilities (2.56%)			11,185,667

Net Assets			$436,882,706

Retail Shares (Equivalent to $26.98 per share based on 2,432,808 shares outstanding)			$65,637,869

Institutional Shares (Equivalent to $27.45 per share based on 10,333,029 shares outstanding)			$283,601,916

R6 Shares (Equivalent to $27.43 per share based on 3,194,788 shares outstanding)			$87,642,921

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $21,396,816 or 4.90% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2020	Percentage of Net Assets
Information Technology	19.6%
Consumer Discretionary	12.3%
Health Care	12.1%
Industrials	11.1%
Communication Services	10.0%
Financials	9.7%
Materials	6.2%
Energy	2.4%
Consumer Staples	1.7%
Real Estate	0.4%
Cash and Cash Equivalents*	14.5%

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

2

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.08%)
Communication Services (5.83%)
	Integrated Telecommunication Services (1.51%)
198,865	Cellnex Telecom, S.A., 144A (Spain)[2,4]	$12,507,216	$12,071,624
	Interactive Media & Services (4.32%)
341,360	Zillow Group, Inc., Cl C [1]	13,949,892	34,678,762

Total Communication Services		26,457,108	46,750,386

Consumer Discretionary (42.44%)

	Casinos & Gaming (18.04%)
816,750	Boyd Gaming Corporation	14,890,659	25,066,058
267,050	Las Vegas Sands Corp. [1]	13,543,209	12,460,553
631,878	Penn National Gaming, Inc. [1]	3,725,205	45,937,531
1,419,521	Red Rock Resorts, Inc., Cl A	16,043,551	24,273,809
514,750	Wynn Resorts Ltd.	35,316,861	36,964,197

		83,519,485	144,702,148

	Distributors (1.33%)
31,800	Pool Corp.	6,418,839	10,638,372
	Home Improvement Retail (4.71%)
62,850	Home Depot, Inc., The	9,615,813	17,454,073
122,700	Lowe’s Companies, Inc.	13,073,829	20,351,022

		22,689,642	37,805,095

	Homebuilding (13.61%)
335,997	D.R. Horton, Inc.	13,888,208	25,411,453
265,523	Installed Building Products, Inc. [1]	14,342,185	27,016,965
361,200	Lennar Corp., Cl A	16,096,575	29,502,816
497,047	Taylor Morrison Home Corp. [1]	7,881,148	12,222,386
307,900	Toll Brothers, Inc.	10,557,936	14,982,414

		62,766,052	109,136,034

	Hotels, Resorts & Cruise Lines (4.19%)
393,523	Hilton Grand Vacations, Inc. [1]	8,750,573	8,256,113
93,150	Hilton Worldwide Holdings, Inc.	6,205,517	7,947,558
94,100	Hyatt Hotels Corp., Cl A	5,349,857	5,022,117
136,300	Marriott Vacations Worldwide Corp.	6,940,322	12,377,403

		27,246,269	33,603,191
	Leisure Facilities (0.56%)
229,350	SeaWorld Entertainment, Inc. [1]	4,316,386	4,522,782

Total Consumer Discretionary		206,956,673	340,407,622

Financials (2.24%)

	Asset Management & Custody Banks (2.24%)
544,007	Brookfield Asset Management, Inc., Cl A [2]	8,550,041	17,984,871

Industrials (7.54%)

	Building Products (3.43%)
325,451	AZEK Co., Inc. [1]	7,485,373	11,328,949
108,250	Fortune Brands Home & Security, Inc.	5,818,928	9,365,790
95,300	Trex Company, Inc. [1]	2,835,405	6,823,480

		16,139,706	27,518,219

	Research & Consulting Services (2.71%)
25,600	CoStar Group, Inc. [1]	10,037,364	21,721,856

	Trading Companies & Distributors (1.40%)
92,101	SiteOne Landscape Supply, Inc. [1]	4,291,910	11,231,717

Total Industrials		30,468,980	60,471,792

Shares		Cost	Value
Common Stocks (continued)
Information Technology (8.83%)
	Internet Services & Infrastructure (7.58%)
557,450	GDS Holdings Limited, ADR [1,2]	$15,571,086	$45,616,134
1,710,900	NEXTDC Limited (Australia)[1,2,4]	8,492,279	15,182,712

		24,063,365	60,798,846

	Internet Software & Services (1.25%)
431,289	21Vianet Group, Inc., ADR [1,2]	9,002,639	9,988,653

Total Information Technology		33,066,004	70,787,499

Materials (2.88%)

	Construction Materials (1.36%)
80,300	Vulcan Materials Co.	8,339,630	10,883,862

	Specialty Chemicals (1.52%)
17,550	The Sherwin-Williams Company	5,375,802	12,227,787

Total Materials		13,715,432	23,111,649

Real Estate (26.73%)

	Hotel & Resort REITs (1.68%)
482,500	MGM Growth Properties LLC, Cl A	11,185,227	13,500,350

	Industrial REITs (4.52%)
205,550	Prologis, Inc.	12,482,839	20,682,441
340,759	Rexford Industrial Realty, Inc.	14,254,412	15,593,132

		26,737,251	36,275,573

	Office REITs (0.36%)
114,700	Douglas Emmett, Inc.	2,514,565	2,878,970

	Real Estate Services (2.75%)
273,850	CBRE Group, Inc., Cl A [1]	5,662,349	12,862,734
53,150	Jones Lang LaSalle, Inc. [1]	5,326,274	5,084,329
2,574	KE Holdings, Inc., ADR [1,2]	51,480	157,786
78,150	Redfin Corp. [1]	2,932,111	3,902,030

		13,972,214	22,006,879

	Residential REITs (2.96%)
149,600	Equity LifeStyle Properties, Inc.	7,525,381	9,170,480
519,400	Invitation Homes, Inc.	12,666,165	14,538,006

		20,191,546	23,708,486

	Specialized REITs (14.46%)
89,500	Alexandria Real Estate Equities, Inc. [3]	5,631,564	14,320,000
92,850	American Tower Corp.	10,967,895	22,444,630
381,290	Americold Realty Trust [3]	9,851,597	13,631,118
86,978	Digital Realty Trust, Inc.	11,064,502	12,764,891
41,040	Equinix, Inc.	8,036,183	31,195,735
292,157	Gaming and Leisure Properties, Inc.	7,382,279	10,789,358
34,050	SBA Communications Corp.	7,570,230	10,844,244

		60,504,250	115,989,976

Total Real Estate		135,105,053	214,360,234

Special Purpose Acquisition Company (0.59%)
425,850	PropTech Acquisition Corp., Cl A [1]	4,466,789	4,739,711

Total Common Stocks		458,786,080	778,613,764

See Notes to Schedules of Investments.

1

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (2.44%)
$19,610,771	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $19,610,771; (Fully collateralized by $19,998,600 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $20,003,033)[4]	$19,610,771	$19,610,771

Total Investments (99.52%)		$478,396,851	798,224,535

Cash and Other Assets Less Liabilities (0.48%)			3,828,918

Net Assets			$802,053,453

Retail Shares (Equivalent to $31.61 per share based on 8,767,410 shares outstanding)			$277,116,453

Institutional Shares (Equivalent to $32.28 per share based on 15,758,678 shares outstanding)			$508,633,638

R6 Shares (Equivalent to $32.28 per share based on 505,098 shares outstanding)			$16,303,362

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $12,071,624 or 1.51% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

2

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.33%)

Brazil (7.70%)
1,350,321	Afya Ltd., Cl A1	$36,276,584	$36,782,744
4,838,836	B3 S.A. - Brasil, Bolsa, Balcao	20,957,063	47,398,345
6,686,014	Localiza Rent a Car SA	46,811,307	67,468,511
5,247,469	Notre Dame Intermedica Participacoes S.A.	60,134,434	60,791,740
1,691,288	PagSeguro Digital Ltd., Cl A1	36,815,524	63,778,471
10,870,175	Rumo S.A.[1]	39,411,190	36,892,668
1,058,102	StoneCo Ltd., Cl A1	26,191,737	55,963,015
1,199,192	XP, Inc., Cl A1	42,439,663	49,994,315

Total Brazil		309,037,502	419,069,809

China (42.62%)
1,191,674	Alibaba Group Holding Limited, ADR[1]	138,259,139	350,328,323
6,245,159	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl A3	38,080,400	49,719,597
19,766,769	China Conch Venture Holdings Ltd. [3]	76,102,384	91,956,811
4,053,990	China Literature Ltd., 144A1,3	27,257,522	30,573,184
14,307,732	China Mengniu Dairy Co. Ltd. [3]	30,178,895	67,485,919
2,351,310	China Tourism Group Duty Free Corporation Limited, Cl A3	25,025,180	77,243,649
6,020,255	Galaxy Entertainment Group Ltd.[1,3]	43,991,435	40,701,113
1,022,776	GDS Holdings Limited, ADR[1]	42,777,069	83,693,760
5,661,956	Glodon Co. Ltd., Cl A3	25,842,596	60,889,180
6,795,357	Han’s Laser Technology Industry Group Co., Ltd., Cl A3	37,769,871	33,018,465
12,913,981	Hangzhou Hikvision Digital Technology Co., Ltd., Cl A3	53,711,415	72,688,754
2,510,919	Hangzhou Tigermed Consulting Co. Ltd., CI A3	27,748,507	38,110,571
10,465,255	Hua Hong Semiconductor Limited, 144A1,3	21,208,226	40,322,204
23,179,166	Kingdee International Software Group Co. Ltd. [3]	10,271,244	60,458,292
13,067,783	Kingsoft Corp. Ltd. [3]	48,287,621	65,836,174
2,371,020	LexinFintech Holdings Ltd., ADR[1]	28,910,340	16,241,487
1,739,483	Li Auto Inc., ADR[1]	21,722,420	30,249,609
2,278,234	Meituan Dianping, Cl B1,3	21,343,595	71,767,292
7,829,943	Midea Group Co., Ltd., Cl A3	43,607,333	83,919,935
2,304,544	New Frontier Health Corp.[1]	23,796,588	17,583,671
336,527	New Oriental Education & Technology Group, Inc., ADR[1]	20,346,332	50,310,786
89,680	Nongfu Spring Co., Ltd., Cl H [1]	251,290	405,004
6,476,469	Ping An Insurance (Group) Company of China, Ltd., CI H3	70,237,992	67,231,241
4,662,022	SF Holding Co. Ltd., Cl A3	32,330,026	55,931,779
3,674,507	Shanghai Henlius Biotech, Inc., Cl H, 144A3	23,470,330	22,149,133
1,158,032	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A3	31,040,192	59,318,912
4,071,486	Shenzhou International Group Holdings Ltd.[3]	19,151,917	69,332,835

Shares		Cost	Value
Common Stocks (continued)
China (continued)
54,193,047	Sino Biopharmaceutical Ltd. [3]	$34,590,570	$59,343,724
3,139,492	Tencent Holdings Limited[3]	70,976,382	212,051,870
221,341	Tencent Holdings Limited, ADR	10,746,564	14,973,719
1,876,983	Tencent Music Entertainment Group, ADR[1]	22,666,461	27,723,039
4,853,677	Venustech Group, Inc., Cl A3	26,654,951	24,726,274
9,262,274	Xiaomi Corporation, Cl B, 144A1,3	10,963,825	25,073,200
1,040,488	Yum China Holdings, Inc.[1]	55,940,778	54,431,667
3,539,689	Yunnan Baiyao Group Co. Ltd., Cl A3	49,778,281	53,167,682
1,379,855	Zai Lab Limited, ADR[1]	29,439,522	114,762,540
905,048	ZTO Express Cayman, Inc., ADR[1]	29,017,958	27,079,036

Total China		1,323,495,151	2,320,800,431

Hong Kong (2.40%)
823,256	Hong Kong Exchanges & Clearing Ltd. [3]	35,326,352	38,753,517
6,930,450	Techtronic Industries Co. Ltd. [3]	28,231,799	92,145,160

Total Hong Kong		63,558,151	130,898,677

Hungary (0.09%)
116,577	Wizz Air Holdings Plc, 144A 1,3	3,241,537	4,672,947

India (20.42%)
1,597,849	Asian Paints Ltd. [3]	38,442,872	43,053,244
1,399,408	Bajaj Finance Limited [3]	46,562,364	62,696,206
6,204,194	Bharti Airtel Ltd. [3]	45,645,216	35,472,709
957,901	Britannia Industries Limited [3]	30,062,781	49,436,828
1,740,113	Divi’s Laboratories Ltd. [3]	20,270,209	72,041,802
978,007	Dr. Reddy’s Laboratories Ltd. [3]	40,690,141	68,492,469
373,711	Dr. Reddy’s Laboratories Ltd., ADR	16,109,917	25,995,337
19,098,773	Edelweiss Financial Services Ltd. [1,3]	34,155,897	15,354,639
3,413,412	HDFC Bank Ltd. [1,3]	51,411,800	50,108,231
1,426,782	Hindustan Unilever Ltd. [3]	40,248,262	40,096,413
1,577,728	Housing Development Finance Corp., Ltd. [3]	39,351,901	37,396,410
2,167,277	ICICI Lombard General Insurance Co. Ltd., 144A 3	38,658,610	38,170,032
35,313,978	JM Financial Limited [3]	52,389,351	37,161,282
2,532,003	Kotak Mahindra Bank Ltd. [1,3]	31,552,497	43,717,341
8,723,751	Max Financial Services Limited [1,3]	73,814,463	72,597,856
2,814,405	Muthoot Finance Ltd. [3]	42,291,264	43,403,152
9,952,517	Nippon Life India Asset Management Ltd., 144A 3	34,061,015	35,585,558
5,369,562	Reliance Industries Limited [3]	104,239,521	162,847,509
370,459	Reliance Industries Limited PP 3	1,670,322	6,796,422
4,496,203	SBI Life Insurance Company Limited, 144A 1,3	47,227,300	49,478,844
4,290,167	Tata Communications Ltd. [3]	26,832,020	49,472,934
6,922,632	Tata Consumer Products Ltd. [3]	24,976,506	46,966,318
1,561,238	Titan Co. Ltd. [3]	22,525,980	25,485,520

Total India		903,190,209	1,111,827,056

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Japan (0.95%)
111,004	Keyence Corporation[3]	$39,055,040	$51,892,047

Korea, Republic of (4.26%)
645,429	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	61,969,902	45,519,814
3,758,747	Samsung Electronics Co., Ltd. [3]	118,916,237	186,599,714

Total Korea, Republic of		180,886,139	232,119,528

Mexico (2.96%)
478,789	Fomento Económico Mexicano, S.A.B. de C.V., ADR	43,781,930	26,903,154
3,904,317	GRUMA, S.A.B. de C.V., Cl B	50,247,039	43,207,669
17,883,525	Grupo México S.A.B. de C.V., Series B	46,730,874	45,518,612
19,108,063	Wal-Mart de Mexico, S.A.B de C.V.	44,108,315	45,723,158

Total Mexico		184,868,158	161,352,593

Norway (0.31%)
2,744,667	Golar LNG Ltd. [1]	29,631,896	16,618,959

Philippines (1.05%)
51,969,165	Ayala Land, Inc. [3]	39,067,695	31,984,730
14,109,226	BDO Unibank, Inc. [3]	29,745,026	25,176,177

Total Philippines		68,812,721	57,160,907

Russia (3.07%)
373,445	Novatek PJSC, GDR	49,434,998	51,161,965
4,627,385	Sberbank of Russia PJSC, ADR [1,3]	41,113,334	54,022,221
949,239	Yandex N.V., Cl A 1	22,691,295	61,937,845

Total Russia		113,239,627	167,122,031

South Africa (0.84%)
1,647,058	Bid Corp. Ltd. [3]	30,667,601	25,340,465
2,475,373	Bidvest Group Ltd. [3]	22,782,479	20,324,222

Total South Africa		53,450,080	45,664,687

Taiwan (4.86%)
11,101,879	Delta Electronics, Inc. [3]	46,186,124	72,899,840
2,363,107	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	64,201,236	191,577,084

Total Taiwan		110,387,360	264,476,924

Thailand (0.47%)
13,351,034	CP All Plc., Cl F3	29,088,021	25,462,747

United Arab Emirates (0.33%)
5,167,815	Network International Holdings plc, 144A1,3	33,020,881	18,175,801

Total Common Stocks		3,444,962,473	5,027,315,144

Private Common Stocks (0.15%)

India (0.15%)
3,846,048	Hemisphere Properties India Limited[1,2,4]	14,647,473	8,410,532

Principal Amount		Cost	Value
Short Term Investments (7.57%)

$412,261,731	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity – $412,261,731; (Fully collateralized by $420,413,800, U.S. Treasury Note, 0.125% due 5/31/2022; Market value – $420,506,993) [3]	$412,261,731	$412,261,731

Total Investments (100.05%)		$3,871,871,677	5,447,987,407

Liabilities Less Cash and Other Assets (-0.05%)			(2,916,907)

Net Assets			$5,445,070,500

Retail Shares (Equivalent to $15.76 per share based on 30,944,450 shares outstanding)			$487,683,644

Institutional Shares (Equivalent to $15.82 per share based on 312,674,112 shares outstanding)			$4,945,842,776

R6 Shares (Equivalent to $15.83 per share based on 729,374 shares outstanding)			$11,544,080

%	Represents percentage of net assets.
[1]	Non-income producing securities
[2]

At September 30, 2020, the market value of restricted and fair valued securities amounted to $8,410,532 or 0.15% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $264,200,903 or 4.85% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2020	Percentage of Net Assets
Information Technology	19.7%
Consumer Discretionary	16.4%
Financials	14.4%
Health Care	10.9%
Industrials	8.7%
Communication Services	7.9%
Consumer Staples	6.8%
Energy	4.4%
Materials	2.5%
Real Estate	0.8%
Cash and Cash Equivalents*	7.5%
100.0%
*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (88.44%)
Argentina (3.25%)
76,873	Globant S.A.[1]	$5,591,434	$13,777,179
40,948	MercadoLibre, Inc.[1]	24,635,912	44,325,391

Total Argentina		30,227,346	58,102,570

Brazil (5.51%)
1,307,531	Afya Ltd., Cl A1	29,657,896	35,617,144
431,069	Arco Platform Limited, Cl A1	18,089,858	17,604,858
518,345	PagSeguro Digital Ltd., Cl A1	17,909,866	19,546,790
486,802	StoneCo Ltd., Cl A1	16,004,857	25,746,958

Total Brazil		81,662,477	98,515,750

Canada (2.93%)
8,416	Constellation Software, Inc.	6,018,735	9,351,933
440,450	Nuvei Corp.[1]	13,014,618	18,595,799
23,860	Shopify, Inc., Cl A1	10,512,982	24,408,064

Total Canada		29,546,335	52,355,796

China (16.11%)
1,959	Agora, Inc., ADR[1]	39,180	84,198
431,225	Alibaba Group Holding Limited, ADR[1]	88,549,046	126,771,525
663,422	GDS Holdings Limited, ADR[1]	43,350,411	54,287,822
1,023,313	Meituan Dianping, Cl B1,3	13,512,366	32,235,672
159,883	Pinduoduo, Inc., ADR[1]	5,538,415	11,855,324
528,663	TAL Education Group, ADR[1]	24,606,600	40,199,535
272,092	Zai Lab Limited, ADR[1]	15,817,253	22,629,892

Total China		191,413,271	288,063,968

Israel (5.07%)
326,882	Fiverr International Ltd.[1]	7,503,852	45,430,060
177,952	Wix.com Ltd.[1]	26,308,075	45,351,067

Total Israel		33,811,927	90,781,127

Netherlands (4.76%)
16,186	Adyen N.V., 144A1,3	16,437,273	29,854,801
156,989	argenx SE, ADR[1]	21,193,270	41,212,752
38,227	ASML Holding N.V.[3]	8,394,703	14,120,017

Total Netherlands		46,025,246	85,187,570

United Arab Emirates (0.52%)
2,659,849	Network International Holdings plc, 144A1,3	16,426,069	9,354,995

United Kingdom (2.28%)
645,599	Endava plc, ADR[1]	26,319,971	40,769,577

Shares		Cost	Value
Common Stocks (continued)
United States (48.01%)
249,031	10X Genomics, Inc., Cl A1	$19,778,820	$31,049,185
508,996	Acceleron Pharma, Inc.[1]	37,713,382	57,277,320
36,161	Alphabet, Inc., Cl C1	49,862,693	53,142,206
28,318	Amazon.com, Inc.[1]	58,660,772	89,165,736
121,136	BigCommerce Holdings, Inc.[1]	2,907,264	10,090,629
137,887	Bill.Com Holdings, Inc.[1]	5,238,091	13,831,445
345,988	Cloudflare, Inc., Cl A1	7,173,701	14,206,267
185,591	Crowdstrike Holdings, Inc., Cl A1	10,822,568	25,485,356
157,832	Datadog, Inc., Cl A1	4,729,896	16,124,117
326,735	Dynatrace, Inc.[1]	9,127,176	13,402,670
125,859	EPAM Systems, Inc.[1]	24,951,070	40,687,698
272,447	Facebook, Inc., Cl A1	58,798,394	71,353,869
95,734	Fidelity National Information Services, Inc.	11,571,802	14,093,002
344,982	Guardant Health, Inc.[1]	26,770,008	38,562,088
91,634	Illumina, Inc.[1]	29,878,137	28,322,237
8,586	nCino, Inc.[1]	266,166	684,132
215,476	Neurocrine Biosciences, Inc.[1]	23,657,729	20,720,172
58,333	Okta, Inc.[1]	6,160,802	12,474,512
633,753	PTC Therapeutics, Inc.[1]	31,035,838	29,627,953
129,697	RingCentral, Inc., Cl A1	26,079,917	35,616,093
296,505	Schrödinger, Inc.[1]	8,044,246	14,086,953
630,571	Slack Technologies, Inc., Cl A1	18,426,938	16,937,137
154,198	Snowflake, Inc., Cl A1	18,503,760	38,703,698
202,294	Splunk, Inc.[1]	31,002,086	38,057,570
144,196	Twilio, Inc., Cl A1	18,279,353	35,629,390
150,396	Veeva Systems, Inc., Cl A1	23,416,298	42,289,851
987,283	ZoomInfo Technologies Inc., Cl A1	32,331,849	42,443,296
103,062	Zscaler, Inc.[1]	5,551,755	14,499,793

Total United States		600,740,511	858,564,375

Total Common Stocks		1,056,173,153	1,581,695,728

Private Convertible Preferred Stocks (0.92%)
United States (0.92%)
219,321	Farmers Business Network, Inc., Series F1,2,4	7,250,006	6,542,345
484,183	Rivian Automotive, Inc., Series E [1,2,4]	7,499,995	7,892,183
302,325	Zymergen, Inc., Series D1,2,4	2,249,993	1,962,089

Total Private Convertible Preferred Stocks		16,999,994	16,396,617

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (9.71%)
$173,585,422

Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity – $173,585,422; (Fully collateralized by $75,000,000 U.S. Treasury Note, 2.125% due 5/15/2022; Market Value – $78,008,756, $63,958,200 U.S. Treasury Note, 1.75% due 5/15/2022; Market value – $66,054,334 and $32,986,800 U.S. Treasury Note, 0.125% due 5/31/2022; Market Value –

	$32,994,112) [3]	$173,585,422	$173,585,422

Total Investments (99.07%)		$1,246,758,569	1,771,677,767

Cash and Other Assets Less Liabilities (0.93%)			16,581,726

Net Assets			$1,788,259,493

Retail Shares (Equivalent to $43.79 per share based on 16,301,835 shares outstanding)			$713,853,050

Institutional Shares (Equivalent to $44.54 per share based on 23,853,129 shares outstanding)			$1,062,440,185

R6 Shares (Equivalent to $44.57 per share based on 268,504 shares outstanding)			$11,966,258

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2020, the market value of restricted and fair valued securities amounted to $16,396,617 or 0.92% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $39,209,796 or 2.19% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2020	Percentage of Net Assets
Information Technology	36.1%
Consumer Discretionary	25.2%
Health Care	18.2%
Communication Services	9.4%
Materials	0.5%
Cash and Cash Equivalents*	10.6%
100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.60%)
Communication Services (1.67%)
	Integrated Telecommunication Services (1.67%)
1,770	Cellnex Telecom, S.A., 144A (Spain) [2,4]	$109,114	$107,444

Consumer Discretionary (16.84%)
	Casinos & Gaming (15.71%)
4,982	Las Vegas Sands Corp.	218,267	232,460
5,117	Penn National Gaming, Inc. [1]	29,293	372,006
12,000	Red Rock Resorts, Inc., Cl A	134,426	205,200
2,755	Wynn Resorts Ltd.	224,875	197,837

		606,861	1,007,503

	Hotels, Resorts & Cruise Lines (1.13%)
6,071	Extended Stay America, Inc.	66,539	72,548

Total Consumer Discretionary		673,400	1,080,051

Information Technology (7.33%)
	Internet Services & Infrastructure (6.03%)
4,730	GDS Holdings Limited, ADR [1,2]	146,601	387,056

	Internet Software & Services (1.30%)
3,595	21Vianet Group, Inc., ADR [1,2]	75,069	83,260

Total Information Technology		221,670	470,316

Real Estate (69.00%)
	Diversified REITs (4.00%)
51,664	Colony Capital, Inc.	143,831	141,043
4,215	STORE Capital Corp.	99,799	115,617

		243,630	256,660

	Hotel & Resort REITs (5.26%)
6,531	Host Hotels & Resorts, Inc.	70,776	70,469
6,062	MGM Growth Properties LLC, Cl A	171,498	169,615
7,745	Pebblebrook Hotel Trust	89,571	97,045

		331,845	337,129

	Industrial REITs (12.50%)
2,397	Duke Realty Corp.	63,862	88,449
4,199	Prologis, Inc.	323,947	422,503
5,043	Rexford Industrial Realty, Inc.	187,664	230,768
1,098	Terreno Realty Corp.	55,811	60,127

		631,284	801,847

	Office REITs (2.49%)
435	Boston Properties, Inc.	38,674	34,930
4,970	Douglas Emmett, Inc.	143,685	124,747

		182,359	159,677

	Real Estate Operating Companies (0.84%)
4,485	Brookfield Property Partners LP [2]	60,276	53,955

	Residential REITs (14.13%)
6,520	American Homes 4 Rent, Cl A	178,506	185,690
2,691	Equity LifeStyle Properties, Inc.	142,052	164,958
1,345	Equity Residential	73,258	69,039
11,565	Invitation Homes, Inc.	287,187	323,704
1,161	Sun Communities, Inc.	126,200	163,248

		807,203	906,639

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Specialized REITs (29.78%)
1,297	Alexandria Real Estate Equities, Inc. [3]	$176,709	$207,520
1,498	American Tower Corp.	298,821	362,111
5,800	Americold Realty Trust [3]	121,468	207,350
605	CoreSite Realty Corp.	65,765	71,922
840	Crown Castle International Corp.	111,738	139,860
1,168	Digital Realty Trust, Inc.	160,169	171,416
512	Equinix, Inc.	254,202	389,187
3,371	Gaming and Leisure Properties, Inc.	116,296	124,491
1,802	QTS Realty Trust, Inc., Cl A	76,160	113,562
387	SBA Communications Corp.	101,982	123,252

		1,483,310	1,910,671

Total Real Estate		3,739,907	4,426,578

Utilities (2.76%)
	Multi-Utilities (2.76%)
3,724	Brookfield Infrastructure Partners L.P. [2,3]	141,650	177,337

Total Common Stocks		4,885,741	6,261,726

Principal Amount
Short Term Investments (4.46%)
$285,925	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity – $285,925; (Fully collateralized by $282,400 U.S. Treasury Note, 1.75% due 5/15/2022; Market value – $291,655)[4]	$285,925	$285,925

Total Investments (102.06%)		$5,171,666	6,547,651

Liabilities Less Cash and Other Assets (-2.06%)			(132,062)

Net Assets			$6,415,589

Retail Shares (Equivalent to $12.35 per share based on 164,450 shares outstanding)			$2,030,299

Institutional Shares (Equivalent to $12.40 per share based on 312,368 shares outstanding)			$3,873,770

R6 Shares (Equivalent to $12.39 per share based on 41,275 shares outstanding)			$511,520

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $107,444 or 1.67% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.41%)
Health Care (91.61%)
	Biotechnology (19.64%)
13,551	Acceleron Pharma, Inc. [1]	$1,028,351	$1,524,894
3,591	Applied Therapeutics, Inc. [1]	114,660	74,549
3,847	argenx SE, ADR [1,2]	376,575	1,009,914
16,753	Arrowhead Pharmaceuticals, Inc. [1]	583,401	721,384
8,275	Biohaven Pharmaceutical Holding Co. Ltd. [1,2]	436,853	537,958
11,405	Dicerna Pharmaceuticals, Inc. [1]	243,717	205,176
4,503	Neurocrine Biosciences, Inc. [1]	437,482	433,009
10,997	PTC Therapeutics, Inc. [1]	539,767	514,110
6,471	Trillium Therapeutics, Inc. [1,2]	46,527	91,953
3,445	Vertex Pharmaceuticals Incorporated [1]	632,230	937,453
5,975	Zai Lab Limited, ADR [1,2]	177,482	496,941

		4,617,045	6,547,341

	Health Care Equipment (24.08%)
15,631	Abbott Laboratories	1,311,565	1,701,122
20,691	CryoPort, Inc. [1]	704,551	980,753
1,232	DexCom, Inc. [1]	169,322	507,867
7,251	Edwards Lifesciences Corp. [1]	445,177	578,775
1,145	IDEXX Laboratories, Inc. [1]	276,772	450,111
2,500	Inari Medical, Inc. [1]	162,599	172,550
3,935	Inspire Medical Systems, Inc. [1,3]	218,891	507,812
1,685	Insulet Corp. [1]	164,658	398,654
1,111	Intuitive Surgical, Inc. [1]	572,569	788,299
900	Masimo Corporation [1]	134,241	212,454
6,500	Shockwave Medical, Inc. [1]	311,506	492,700
10,662	Silk Road Medical, Inc. [1,3]	332,294	716,593
1,525	Teleflex, Inc.	441,628	519,141

		5,245,773	8,026,831

	Health Care Supplies (1.47%)
1,784	West Pharmaceutical Services, Inc.	286,973	490,422

	Health Care Technology (3.39%)
6,783	American Well Corp., Cl A [1]	153,710	201,048
1,364	GoodRx Holdings, Inc., Cl A [1]	45,012	75,838
11,119	Schrödinger, Inc. [1]	198,178	528,264
1,154	Veeva Systems, Inc., Cl A [1]	169,480	324,493

		566,380	1,129,643

	Life Sciences Tools & Services (18.24%)
2,940	10X Genomics, Inc., Cl A [1]	174,156	366,559
4,633	Adaptive Biotechnologies Corporation [1]	154,784	225,303
1,430	Bio-Techne Corporation	250,337	354,254
4,954	Guardant Health, Inc. [1,3]	348,937	553,758
1,623	ICON plc [1,2]	239,045	310,139
2,437	Illumina, Inc. [1]	720,124	753,228
3,302	IQVIA Holdings, Inc. [1]	483,678	520,494
630	Mettler-Toledo International, Inc. [1]	450,698	608,423
125,042	Pacific Biosciences of California, Inc. [1]	713,649	1,234,165
2,612	Thermo Fisher Scientific, Inc.	815,992	1,153,250

		4,351,400	6,079,573

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (11.15%)
4,065	HealthEquity, Inc. [1]	$265,537	$208,819
3,150	Humana, Inc.	1,058,527	1,303,753
7,070	UnitedHealth Group, Incorporated	1,915,779	2,204,214

		3,239,843	3,716,786

	Pharmaceuticals (13.64%)
21,588	AstraZeneca PLC, ADR [2]	910,929	1,183,022
8,522	Dechra Pharmaceuticals PLC (United Kingdom) [2,4]	271,963	354,343
28,570	Roche Holding AG, ADR [2]	1,133,549	1,223,082
27,444	Sanofi, ADR [2]	1,288,852	1,376,865
2,478	Zoetis, Inc.	315,998	409,787

		3,921,291	4,547,099

Total Health Care		22,228,705	30,537,695

Real Estate (1.80%)
	Specialized REITs (1.80%)
3,749	Alexandria Real Estate Equities, Inc. [3]	526,568	599,840

Total Common Stocks		22,755,273	31,137,535

Principal Amount
Short Term Investments (7.23%)
$2,412,186	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity – $2,412,186; (Fully collateralized by $2,459,900 U.S. Treasury Note, 0.125% due 5/31/2022; Market value – $2,460,445) [4]	$2,412,186	2,412,186

Total Investments (100.64%)		$25,167,459	33,549,721

Liabilities Less Cash and Other Assets (-0.64%)			(214,252)

Net Assets			$33,335,469

Retail Shares (Equivalent to $16.20 per share based on 980,557 shares outstanding)			$15,889,804

Institutional Shares (Equivalent to $16.30 per share based on 821,894 shares outstanding)			$13,399,759

R6 Shares (Equivalent to $16.30 per share based on 248,217 shares outstanding)			$4,045,906

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.58%)
Communication Services (1.56%)
	Interactive Media & Services (1.56%)
5,300	ZoomInfo Technologies Inc., Cl A [1]	$157,406	$227,847

Consumer Discretionary (3.55%)
	Internet & Direct Marketing Retail (3.55%)
1,760	Alibaba Group Holding Limited, ADR [1,2]	385,254	517,405

Financials (18.98%)
	Financial Exchanges & Data (15.40%)
850	CME Group, Inc.	162,484	142,213
1,240	London Stock Exchange Group plc (United Kingdom) [2,3]	126,911	142,249
540	MarketAxess Holdings, Inc.	201,525	260,059
1,720	Moody’s Corp.	436,465	498,542
1,500	MSCI, Inc.	456,852	535,170
1,800	S&P Global, Inc.	534,071	649,080
300	Tradeweb Markets, Inc., Cl A	16,416	17,400

		1,934,724	2,244,713
	Investment Banking & Brokerage (0.81%)
2,000	Houlihan Lokey, Inc.	104,300	118,100

	Property & Casualty Insurance (2.09%)
1,600	Kinsale Capital Group, Inc.	165,881	304,288

	Thrifts & Mortgage Finance (0.68%)
5,000	Rocket Cos., Inc. [1]	95,523	99,650

Total Financials		2,300,428	2,766,751

Industrials (9.24%)
	Research & Consulting Services (9.24%)
330	CoStar Group, Inc. [1]	229,292	280,008
5,200	IHS Markit Ltd. [2]	387,738	408,252
4,300	TransUnion	384,093	361,759
1,600	Verisk Analytics, Inc.	253,084	296,496

Total Industrials		1,254,207	1,346,515

Information Technology (63.40%)
	Application Software (13.65%)
800	Bill.Com Holdings, Inc. [1]	40,354	80,248
1,400	Ceridian HCM Holding, Inc. [1]	99,466	115,710
8,000	Duck Creek Technologies, Inc. [1]	216,000	363,440
1,200	Fair Isaac Corp. [1]	481,128	510,456
3,200	Guidewire Software, Inc. [1]	356,320	333,664
1,780	Intuit, Inc.	506,846	580,654
70	nCino, Inc. [1]	2,170	5,578

		1,702,284	1,989,750

	Data Processing & Outsourced Services (37.53%)
400	Adyen N.V., 144A (Netherlands) [1,2,3]	342,059	737,793
3,880	Fidelity National Information Services, Inc.	552,623	571,175
180	FleetCor Technologies, Inc. [1]	51,949	42,858
1,800	Global Payments, Inc.	340,234	319,644
1,750	Jack Henry & Associates, Inc.	286,624	284,533
1,940	MasterCard Incorporated, Cl A	590,632	656,050
17,453	Network International Holdings plc, 144A (United Kingdom) [1,2,3]	138,627	61,384
10,000	Nuvei Corp., 144A (Canada)[1,2]	319,262	422,200

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (continued)
3,800	PayPal Holdings, Inc. [1]	$448,609	$748,714
15,000	Repay Holdings Corporation, Cl A [1]	238,329	352,500
3,700	Shift4 Payments, Inc., Cl A [1]	102,273	178,932
2,980	Square, Inc., Cl A [1]	482,020	484,399
3,050	Visa, Inc., Cl A	586,427	609,908

		4,479,668	5,470,090

	IT Consulting & Other Services (12.22%)
1,700	Accenture plc, Cl A [2]	347,105	384,183
12,200	Endava plc, ADR [1,2]	580,658	770,430
1,940	EPAM Systems, Inc. [1]	425,146	627,163

		1,352,909	1,781,776

Total Information Technology		7,534,861	9,241,616

Special Purpose Acquisition Company (0.85%)
12,000	FinTech Acquisition Corp. III, Cl A [1]	124,978	123,720

Total Common Stocks		11,757,134	14,223,854

Principal Amount
Short Term Investments (1.24%)
$181,255	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity – $181,255; (Fully collateralized by $184,900 U.S. Treasury Note, 0.125% due 5/31/2022; Market value – $184,941) [3]	181,255	181,255

Total Investments (98.82%)		$11,938,389	14,405,109

Cash and Other Assets Less Liabilities (1.18%)			172,466

Net Assets			$14,577,575

Retail Shares (Equivalent to $12.93 per share based on 367,467 shares outstanding)			$4,751,435

Institutional Shares (Equivalent to $12.95 per share based on 563,574 shares outstanding)			$7,298,888

R6 Shares (Equivalent to $12.95 per share based on 195,121 shares outstanding)			$2,527,252

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $1,221,377 or 8.38% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2020

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers 10 series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, and Baron WealthBuilder Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate report. Each Fund’s investment objective is to seek capital appreciation and, for Baron Real Estate Income Fund only, current income. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Real Estate Income Fund invests its assets in U.S. and non-U.S. real estate income-producing securities and other real estate securities. Baron Health Care Fund invests its assets primarily in equity securities engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. Baron FinTech Fund invests its assets primarily in securities of companies that develop, use, or rely on innovative technologies or services, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2020.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2020, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

Baron Select Funds	September 30, 2020

3. RESTRICTED SECURITIES

At September 30, 2020, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2020, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$60,829,814
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	133,778,395
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	196,299

Total Restricted Securities:		$194,804,508

(Cost $128,250,007)† (4.06% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$5,724,986
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	9,750,083

Total Restricted Securities:		$15,475,069

(Cost $9,949,836)† (3.24% of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Hemisphere Properties India Limited	9/17/2019	$8,410,532

(Cost $14,647,473) (0.15% of Net Assets)

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc., Series F	7/31/2020	$6,542,345
Rivian Automotive, Inc., Series E	7/10/2020	7,892,183
Zymergen, Inc., Series D	7/29/2020	1,962,089

Total Restricted Securities:		$16,396,617

(Cost $16,999,994)† (0.92% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	September 30, 2020

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,201,321,892	$109,278,237	$—	$5,310,600,129
Private Common Stocks	—	—	60,829,814	60,829,814
Private Preferred Stocks	—	—	133,778,395	133,778,395
Private Partnerships	—	—	196,299	196,299
Short Term Investments	—	298,898	—	298,898

Total Investments	$5,201,321,892	$109,577,135	$194,804,508	$5,505,703,535

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$428,934,611	$10,797,603	$—	$439,732,214
Private Common Stocks	—	—	5,724,986	5,724,986
Private Preferred Stocks	—	—	9,750,083	9,750,083
Short Term Investments	—	22,173,349	—	22,173,349

Total Investments	$428,934,611	$32,970,952	$15,475,069	$477,380,632

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2020

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$134,325,138	$239,258,037	$—	$373,583,175
Short Term Investments	—	52,113,864	—	52,113,864

Total Investments	$134,325,138	$291,371,901	$—	$425,697,039

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$751,359,428	$27,254,336	$—	$778,613,764
Short Term Investments	—	19,610,771	—	19,610,771

Total Investments	$751,359,428	$46,865,107	$—	$798,224,535

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,715,496,233	$3,311,818,911	$—	$5,027,315,144
Private Common Stocks	—	—	8,410,532	8,410,532
Short Term Investments	—	412,261,731	—	412,261,731

Total Investments	$1,715,496,233	$3,724,080,642	$8,410,532	$5,447,987,407

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,496,130,243	$85,565,485	$—	$1,581,695,728
Private Convertible Preferred Stocks	—	—	16,396,617	16,396,617
Short Term Investments	—	173,585,422	—	173,585,422

Total Investments	$1,496,130,243	$259,150,907	$16,396,617	$1,771,677,767

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,154,282	$107,444	$—	$6,261,726
Short Term Investments	—	285,925	—	285,925

Total Investments	$6,154,282	$393,369	$—	$6,547,651

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2020

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$30,783,192	$354,343	$—	$31,137,535
Short Term Investments	—	2,412,186	—	2,412,186

Total Investments	$30,783,192	$2,766,529	$—	$33,549,721

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$13,282,428	$941,426	$—	$14,223,854
Short Term Investments	—	181,255	—	181,255

Total Investments	$13,282,428	$1,122,681	$—	$14,405,109

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2020
Private Common Stocks
Industrials	$50,954,697	$—	$—	$9,875,117	$—	$—	$—	$—	$60,829,814	$9,875,117
Private Preferred Stocks
Industrials	89,580,822	—	—	14,197,603	29,999,970	—	—	—	133,778,395	14,197,603
Private Partnerships
Financials	193,268	—	—	3,031	—	—	—	—	196,299	3,031

Total	$140,728,787	$—	$—	$24,075,751	$29,999,970	$—	$—	$—	$194,804,508	$24,075,751

Baron Select Funds	September 30, 2020

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2020
Private Common Stocks
Industrials	$4,795,591	$—	$—	$929,395	$—	$—	$—	$—	$5,724,986	$929,395
Private Preferred Stocks
Industrials	6,293,973	—	—	956,180	2,499,930	—	—	—	9,750,083	956,180

Total	$11,089,564	$—	$—	$1,885,575	$2,499,930	$—	$—	$—	$15,475,069	$1,885,575

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2020
Private Common Stocks
Real Estate	$8,693,544	$—	$—	$(283,012)	$—	$—	$—	$—	$8,410,532	$(283,012)

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2020
Private Convertible Common Stocks
Consumer Discretionary	$—	$—	$—	$392,188	$7,499,995	$—	$—	$—	$7,892,183	$392,188
Materials	—	—	—	(995,565)	9,499,999	—	—	—	8,504,434	(995,565)

Total	$—	$—	$—	$(603,377)	$16,999,994	$—	$—	$—	$16,396,617	$(603,377)

Baron Select Funds	September 30, 2020

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2020 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of September 30, 2020		Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2020	Range used on September 30, 2020
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$194,608,209	*	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms- length transaction methods	Change in the composite equity index of comparable companies	(0.51)%	(1.40)% – 1.85%
					Discount for lack of marketability	5.47%	5.47%
					Estimated volatility of the returns of equity[1]	47.79%	39.15% – 66.17%

Baron Focused Growth Fund

Sector	Company	Fair Value as of September 30, 2020		Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2020	Range used on September 30, 2020
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$15,475,069	*	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms- length transaction methods .	Change in the composite equity index of comparable companies	(0.51)%	(1.40)% –1.87%
					Discount for lack of marketability	5.47%	5.47%
					Estimated volatility of the returns of equity1	47.79%	39.15% –66.17%

[1]

The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as the simple average volatilities of comparable companies relevant to that business segment.

*	The fair value as of September 30, 2020 includes a third party transaction price.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2020, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,698,644,158	$157,084,817	$321,345,156	$478,396,851	$3,871,871,677

Gross tax unrealized appreciation	$3,850,807,478	$321,281,925	$117,501,561	$322,410,079	$1,763,318,270
Gross tax unrealized depreciation	(43,748,101)	(986,110)	(13,149,678)	(2,582,395)	(187,202,540)

Net tax unrealized appreciation (depreciation)	$3,807,059,377	$320,295,815	$104,351,883	$319,827,684	$1,576,115,730

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund
Cost of investments	$1,246,758,569	$5,171,666	$25,167,459	$11,938,389

Gross tax unrealized appreciation	$540,861,980	$1,442,894	$8,547,764	$2,642,255
Gross tax unrealized depreciation	(15,942,782)	(66,909)	(165,502)	(175,535)

Net tax unrealized appreciation (depreciation)	$524,919,198	$1,375,985	$8,382,262	$2,466,720

Baron Select Funds	September 30, 2020

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Emerging Markets Fund

Name of issuer	Value at December 31, 2019	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2020	Value at September 30, 2020	% of Net Assets at September 30, 2020
No longer an “Affiliated” Company as of September 30, 2020:
Lekoil Ltd.	$1,802,801	$—	$1,302,931	$9,105,404	$(9,605,275)	$—	—	$—	0.00%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2020.

7. COVID-19 RISK

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and general uncertainty on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.